Revenue - Revenues by Customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 32,867	$ 31,698	$ 16,651	$ 40,785	$ 137,601
NASA | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	8,439	10,937	15,020	21,352	48,476
Boeing | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	5,463	4,031	0	0	17,753
Air Force Research Laboratory | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	0	3,344
Major Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	$ 13,902	$ 18,312	$ 15,020	$ 21,352	$ 66,229